Leases (Details) - Schedule of supplemental information related to operating leases - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of supplemental information related to operating leases [Abstract]
Operating lease cost	[1]	$ 871	$ 731	$ 991
Weighted Average Remaining Lease Term - Operating leases		11 years 2 months 19 days	9 years 21 days	7 years 6 months 3 days
Weighted Average Discount Rate - Operating leases		8.59%	8.17%	7.63%

[1]	Included unconditional government subsidy $289, $66 and $nil for factory space and dormitories located in Shenzhen in 2020, 2021 and 2022 respectively.